FINANCIAL RISK MANAGEMENT AND FAIR VALUES	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Disclosure of financial risk management and fair values

38.   FINANCIAL RISK MANAGEMENT AND FAIR VALUES

Overview

Financial assets of the Group include cash and cash equivalents, time deposits with financial institutions, investments, financial assets at fair value through profit or loss, derivative financial assets, bills receivable, trade accounts receivable, amounts due from Sinopec Group Company and fellow subsidiaries, amounts due from associates and joint ventures, financial assets at fair value through other comprehensive income and other receivables. Financial liabilities of the Group include short-term debts, loans from Sinopec Group Company and fellow subsidiaries, derivative financial liabilities, bills payable, trade accounts payable, amounts due to Sinopec Group Company and fellow subsidiaries, other payables and long-term debts.

The Group has exposure to the following risks from its uses of financial instruments:

•	credit risk;
•	liquidity risk; and
•	market risk.

The Board of Directors has overall responsibility for the establishment, oversight of the Group’s risk management framework, and developing and monitoring the Group’s risk management policies.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, and set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management controls and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations. Internal audit department undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Group’s audit committee.

Credit risk

(i)	Risk management

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s deposits placed with financial institutions (including structured deposit) and receivables from customers. To limit exposure to credit risk relating to deposits, the Group primarily places cash deposits only with large financial institutions in the PRC with acceptable credit ratings. The majority of the Group’s trade accounts receivable relate to sales of petroleum and chemical products to related parties and third parties operating in the petroleum and chemical industries. No single customer accounted for greater than 10% of total accounts receivable as of December 31, 2018, except the amounts due from Sinopec Group Company and fellow subsidiaries. Management performs ongoing credit evaluations of the Group’s customers’ financial condition and generally does not require collateral on trade accounts receivable. The Group maintains an impairment loss for doubtful accounts and actual losses have been within management’s expectations.

The carrying amounts of cash and cash equivalents, time deposits with financial institutions, trade accounts and bills receivables, derivative financial instruments, financial assets at fair value through profit or loss and other receivables, represent the Group’s maximum exposure to credit risk in relation to financial assets.

(ii)	Impairment of financial assets

The Group’s primary type of financial assets that are subject to the expected credit loss model is trade accounts receivables and other receivables.

The Group’s cash deposits are placed only with large financial institutions with acceptable credit ratings, and there is no material impairment loss identified.

For trade accounts receivables, the group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade accounts receivables.

To measure the expected credit losses, trade accounts receivables have been grouped based on shared credit risk characteristics and the days past due.

The expected loss rates are based on the payment profiles of sales over a period of 36 month before December 31, 2018 or January 1, 2018, respectively, and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

The detailed analysis of trade accounts receivables, based on which the Group generated its payment profile is listed in Note 15.

All of the entity’s other receivables (Note 17) are considered to have low credit risk, and the loss allowance recognized during the period was therefore limited to 12 months expected losses. The Group considers ‘low credit risk’ for other receivables when they have a low risk of default and the issuer has a strong capacity to meet its contractual cash flow obligations in the near term.

Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach in managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. Management prepares monthly cash flow budget to ensure that the Group will always have sufficient liquidity to meet its financial obligations as they fall due. The Group arranges and negotiates financing with financial institutions and maintains a certain level of standby credit facilities to reduce the Group’s liquidity risk.

As of December 31, 2017 and 2018, the Group has standby credit facilities with several PRC financial institutions which provide borrowings up to RMB 361,852 and RMB 387,748 on an unsecured basis, at a weighted average interest rate of 3.40% and 3.87% per annum, respectively. As of December 31, 2017 and 2018, the Group’s outstanding borrowings under these facilities were RMB 56,567 and RMB 21,236 and were included in debts, respectively.

The following table sets out the remaining contractual maturities at the balance sheet date of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates current at the balance sheet date) and the earliest date the Group would be required to repay:

	December 31, 2017
		Total		More than	More than
		contractual	Within 1	1 year but	2 year but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	55,338	56,562	56,562	—	—	—
Long-term debts	55,804	66,202	2,166	14,477	32,316	17,243
Loans from Sinopec Group Company and fellow subsidiaries	68,631	68,950	25,504	4,439	39,007	—
Derivatives financial liabilities	2,665	2,665	2,665	—	—	—
Trade accounts payable and bills payable	206,535	206,535	206,535	—	—	—
Other payables	96,923	96,923	96,923	—	—	—
	485,896	497,837	390,355	18,916	71,323	17,243

	December 31, 2018
		Total		More than	More than
		contractual	Within 1	1 year but	2 year but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	29,462	30,123	30,123	—	—	—
Long-term debts	51,011	61,809	1,889	16,938	27,190	15,792
Loans from Sinopec Group Company and fellow subsidiaries	74,181	75,207	32,127	37,977	3,741	1,362
Derivatives financial liabilities	13,571	13,571	13,571	—	—	—
Trade accounts payable and bills payable	192,757	192,757	192,757	—	—	—
Other payables	85,790	85,790	85,790	—	—	—
	446,772	459,257	356,257	54,915	30,931	17,154

Management believes that the Group’s current cash on hand, expected cash flows from operations and available standby credit facilities from financial institutions will be sufficient to meet the Group’s short-term and long-term capital requirements.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

Currency risk

Currency risk arises on financial instruments that are denominated in a currency other than the functional currency in which they are measured. The Group’s currency risk exposure primarily relates to short-term and long-term debts and loans from Sinopec Group Company and fellow subsidiaries denominated in US Dollars. The Group enters into foreign exchange contracts to manage its currency risk exposure.

Included in short-term and long-term debts and loans from Sinopec Group Company and fellow subsidiaries of the Group are the following amounts denominated in a currency other than the functional currency of the entity to which they relate:

	December 31,
	2017	2018
Gross exposure arising from loans
US Dollars	204	668

A  5 percent strengthening/weakening of RMB against the following currencies as of December 31, 2017 and 2018 would have increased/decreased net income of the Group by the amounts shown below. This analysis has been determined assuming that the change in foreign exchange rates had occurred at the balance sheet date and had been applied to the foreign currency balances to which the Group has significant exposure as stated above, and that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2017.

	December 31,
	2017	2018

US Dollars	50	172

Other than the amounts as disclosed above, the amounts of other financial assets and liabilities of the Group are substantially denominated in the functional currency of respective entity within the Group.

Interest rate risk

The Group’s interest rate risk exposure arises primarily from its short-term and long-term debts. Debts bearing interest at variable rates and at fixed rates expose the Group to cash flow interest rate risk and fair value interest rate risk respectively. The interest rates of short-term and long-term debts, and loans from Sinopec Group Company and fellow subsidiaries of the Group are disclosed in Note 26.

As of December 31, 2017, it is estimated that a general increase/decrease of 100 basis points in variable interest rates, with all other variables held constant, would decrease/increase the Group’s net income by approximately RMB 450. As of December 31, 2018, it is estimated that a general increase/decrease of 100 basis points in variable interest rates, with all other variables held constant, would decrease/increase the Group’s net income by approximately RMB 424. This sensitivity analysis has been determined assuming that the change of interest rates was applied to the Group’s debts outstanding at the balance sheet date with exposure to cash flow interest rate risk. The analysis is performed on the same basis for 2017.

Commodity price risk

The Group engages in oil and gas operations and is exposed to commodity price risk related to price volatility of crude oil, refined oil products and chemical products. The fluctuations in prices of crude oil, refined oil products and chemical products could have significant impact on the Group. The Group uses derivative financial instruments, including commodity futures and swaps, to manage a portion of this risk.

As of December, 31, 2017 and 2018, the Group had certain commodity contracts of crude oil, refined oil product and chemical products designated as qualified cash flow hedges and economic hedges. As of December 31, 2017 and 2018, the fair value of such derivative hedging financial instruments is derivative financial assets of RMB 515 and RMB 7,844, respectively, and derivative financial liabilities of RMB 2,624 and RMB 13,568, respectively.

As of December 31, 2017, it is estimated that a general increase/decrease of USD 10 per barrel in basic price of derivative financial instruments, with all other variables held constant, would impact the fair value of derivative financial instruments, which would decrease/increase the Group’s net income by approximately RMB 4,049 and decrease/increase the Group’s other reserves by approximately RMB 701. As of December 31, 2018, it is estimated that a general increase/decrease of USD 10 per barrel in basic price of derivative financial instruments, with all other variables held constant, would impact the fair value of derivative financial instruments, which would decrease/increase the Group’s net income for the period by approximately RMB 197 and increase/decrease the Group’s other reserves by approximately RMB 6,850. This sensitivity analysis has been determined assuming that the change in prices had occurred at the balance sheet date and the change was applied to the Group’s derivative financial instruments at that date with exposure to commodity price risk. The analysis is performed on the same basis for 2017.

Fair values

(i)    Financial instruments carried at fair value

The following table presents the carrying value of financial instruments measured at fair value at the balance sheet date across the three levels of the fair value hierarchy defined in IFRS 7, Financial Instruments: Disclosures, with the fair value of each financial instrument categorized in its entirety based on the lowest level of input that is significant to that fair value measurement. The levels are defined as follows:

•	Level 1 (highest level): fair values measured using quoted prices (unadjusted) in active markets for identical financial instruments.
•

Level 2: fair values measured using quoted prices in active markets for similar financial instruments, or using valuation techniques in which all significant inputs are directly or indirectly based on observable market data.

•	Level 3 (lowest level): fair values measured using valuation techniques in which any significant input is not based on observable market data.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit and loss:
- Structured deposit	—	—	51,196	51,196
Available-for-sale financial assets:
- Listed	178	—	—	178
Derivative financial instruments:
- Derivative financial assets	343	183	—	526
	521	183	51,196	51,900

Liabilities
Derivative financial instruments:
- Derivative financial liabilities	1,277	1,388	—	2,665
	1,277	1,388	—	2,665

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit and loss:
- Structured deposit	—	—	25,550	25,550
- Equity investments, listed and at quoted market price	182	—	—	182
Derivative financial instruments:
- Derivative financial assets	874	7,013	—	7,887
Financial assets at fair value through other compre-hensive income:
- Equity investments	127	—	1,323	1,450
	1,183	7,013	26,873	35,069

Liabilities
Derivative financial instruments:
- Derivative financial liabilities	5,500	8,071	—	13,571
	5,500	8,071	—	13,571

During the years ended December 31, 2017 and 2018, there was no transfer between instruments in Level 1 and Level 2.

Management of the Group uses discounted cash flow model with inputted interest rate and commodity index, which were influenced by historical fluctuation and the probability of market fluctuation, to evaluate the fair value of the structural deposits classified as level 3 financial assets.

(ii)    Fair values of financial instruments carried at other than fair value

The disclosures of the fair value estimates, and their methods and assumptions of the Group’s financial instruments, are made to comply with the requirements of IFRS 7 and IFRS 9 and should be read in conjunction with the Group’s consolidated financial statements and related notes. The estimated fair value amounts have been determined by the Group using market information and valuation methodologies considered appropriate. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Group could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The fair values of the Group’s financial instruments carried at other than fair value (other than long-term indebtedness and investments in unquoted equity securities) approximate their carrying amounts due to the short-term maturity of these instruments. The fair values of long-term indebtedness are estimated by discounting future cash flows using current market interest rates offered to the Group that range between 1.79% to 4.90% and 2.76% to 4.90% for the years ended December 31, 2017 and 2018, respectively. The following table presents the carrying amount and fair value of the Group’s long-term indebtedness other than loans from Sinopec Group Company and fellow subsidiaries as of December 31, 2017 and 2018:

	December 31,
	2017	2018
	RMB	RMB

Carrying amount	79,738	63,085
Fair value	78,040	62,656

The Group has not developed an internal valuation model necessary to estimate the fair value of loans from Sinopec Group Company and fellow subsidiaries as it is not considered practicable to estimate their fair values because the cost of obtaining discount and borrowing rates for comparable borrowings would be excessive based on the Reorganization, the Group’s existing capital structure and the terms of the borrowings.

Except for the above items, the financial assets and liabilities of the Group are carried at amounts not materially different from their fair values as of December 31, 2017 and 2018.